UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21750

Kayne Anderson Energy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100,

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC,

717 Texas Avenue, Suite 3100,

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2013

Date of reporting period: February 28, 2013

Item 1: Schedule of Investments

Item  2: Controls and Procedures

Item 3: Exhibits

SIGNATURES

EX-99.CERT

Item 1: Schedule of Investments

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2013

(amounts in 000’s, except numbers of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 144.5%
Equity Investments(1) — 129.0%
United States — 119.9%
MLP(2)(3) — 35.2%
Access Midstream Partners, L.P.(4)	80	$2,962
Alliance Holdings GP, L.P.	18	910
BreitBurn Energy Partners L.P.	410	7,974
Buckeye Partners, L.P. — Class B Units(5)(6)(7)	211	11,239
Buckeye Partners, L.P.(4)(5)	117	6,538
Crestwood Midstream Partners LP	233	5,854
Crosstex Energy, L.P.	377	6,366
DCP Midstream Partners, LP	468	19,035
Energy Transfer Equity, L.P.(4)	70	3,711
Energy Transfer Partners, L.P.	17	821
Enterprise Products Partners L.P.(4)	236	13,397
Exterran Partners, L.P.	668	15,758
Global Partners LP(4)	359	12,130
Inergy, L.P.	565	11,273
Inergy Midstream, L.P.	351	8,397
MarkWest Energy Partners, L.P.(4)(5)	329	18,830
Mid-Con Energy Partners, LP	520	11,446
Niska Gas Storage Partners LLC	172	2,026
NuStar Energy L.P.(4)	50	2,552
ONEOK Partners, L.P.(4)	88	4,796
PetroLogistics LP(4)	201	3,140
Plains All American Pipeline, L.P.(5)	2,178	119,238
PVR Partners, L.P.(5)	483	11,213
Regency Energy Partners LP	1,034	24,594
Summit Midstream Partners, LP	132	2,968
Western Gas Partners, LP(4)	59	3,247
Williams Partners L.P.(4)	139	6,904

		337,319

MLP Affiliates — 32.9%
Enbridge Energy Management, L.L.C.(6)	4,722	129,047
Kinder Morgan Management, LLC(6)	2,248	186,240

		315,287

Marine Transportation & Other — 24.0%
Capital Product Partners L.P.	3,866	30,892
Capital Product Partners L.P. — Class B Units(7)(8)	3,333	30,400
Golar LNG Limited(4)	150	5,686
Golar LNG Partners LP(4)	2,029	60,377
Navios Maritime Partners L.P.	2,096	28,887
Seadrill Limited(4)	395	14,485
Seadrill Partners LLC	25	700
Teekay Corporation(4)	50	1,735
Teekay Offshore Partners L.P.(4)	2,040	57,104

		230,266

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2013

(amounts in 000’s, except numbers of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Midstream & Other Energy — 17.6%
CenterPoint Energy, Inc.	139	$2,978
ConocoPhillips(4)	25	1,449
HollyFrontier Corporation(4)	50	2,810
Kinder Morgan, Inc.(4)	897	33,243
Marathon Petroleum Corporation(4)	8	622
NiSource Inc.(4)	93	2,587
Occidental Petroleum Corporation(4)	50	4,117
OGE Energy Corp.(4)	222	12,873
ONEOK, Inc.(4)	702	31,567
Phillips 66(4)	20	1,259
Spectra Energy Corp.(4)	754	21,882
Targa Resources Corp.(4)	3	152
Tesoro Corporation(4)	50	2,812
The Southern Company(4)	209	9,412
The Williams Companies, Inc.(4)	1,160	40,257

		168,020

Upstream Income Trust — 7.7%
Cross Timbers Royalty Trust	73	2,077
Enduro Royalty Trust	1,078	17,345
Pacific Coast Oil Trust	1,263	23,950
SandRidge Mississippian Trust II(9)	371	5,005
SandRidge Permian Trust(9)	207	3,254
VOC Energy Trust	1,055	13,759
Whiting USA Trust II	578	8,683

		74,073

Coal — 2.5%
CONSOL Energy Inc.(4)	349	11,220
Peabody Energy Corporation(4)	578	12,455

		23,675

Total United States (Cost — $760,129)		1,148,640

Canada — 9.1%
Upstream Income Trust — 4.8%
Bonavista Corporation(10)	104	1,321
Crescent Point Energy Corp.	667	25,400
Enerplus Corporation(10)	512	6,954
Pengrowth Energy Corporation	3,091	12,767

		46,442

Midstream — 4.3%
AltaGas Ltd.	109	3,690
Enbridge Inc.	255	11,345
Keyera Corp.(4)	77	4,076
Pembina Pipeline Corporation	778	21,813

		40,924

Total Canada (Cost — $107,621)		87,366

Total Equity Investments (Cost — $867,750)		$1,236,006

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2013

(amounts in 000’s, except numbers of option contracts)

(UNAUDITED)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Debt Instruments — 15.5%
United States — 14.7%
Upstream — 9.7%
Aurora Oil & Gas Limited	9.875%	2/15/17	$5,660	$6,084
Carrizo Oil & Gas, Inc.	7.500	9/15/20	7,750	8,176
Clayton Williams Energy Inc.	7.750	4/1/19	8,125	8,166
Comstock Resources, Inc.	7.750	4/1/19	5,750	5,922
Comstock Resources, Inc.	9.500	6/15/20	3,750	4,106
EP Energy LLC	9.375	5/1/20	2,750	3,149
Gulfport Energy Corporation	7.750	11/1/20	5,000	5,250
Halcón Resources Corporation	9.750	7/15/20	14,500	16,077
Halcón Resources Corporation	8.875	5/15/21	3,250	3,510
Midstates Petroleum Company, Inc.	10.750	10/1/20	5,700	6,256
PDC Energy, Inc.	7.750	10/15/22	3,500	3,719
Resolute Energy Corporation	8.500	5/1/20	11,775	12,158
Rex Energy Corporation	8.875	12/1/20	10,000	10,225

				92,798

Marine Transportation — 3.5%
Genco Shipping & Trading Limited(11)	5.000	8/15/15	5,000	1,831
Navios Maritime Holdings Inc.	8.125	2/15/19	19,102	16,619
Teekay Corporation	8.500	1/15/20	14,165	15,298

				33,748

Coal — 1.5%
Arch Coal, Inc.	7.250	6/15/21	4,500	3,870
Foresight Energy LLC	9.625	8/15/17	9,500	10,260

				14,130

Total United States (Cost — $137,938)				140,676

Canada — 0.8%
Upstream — 0.8%
Athabasca Oil Corporation (Cost — $7,490)	7.500	11/19/17	(12)	7,348

Total Debt Investments (Cost — $145,428)				148,024

Total Long-Term Investments (Cost — $1,013,178)				1,384,030

	No. of Contracts
Liabilities
Call Option Contracts Written(13)
United States
MLP
Access Midstream Partners, L.P., call option expiring 3/15/13 @ $35.00	230	(53)
Access Midstream Partners, L.P., call option expiring 4/19/13 @ $35.00	300	(80)
Buckeye Partners, L.P., call option expiring 4/19/13 @ $55.00	300	(50)
Energy Transfer Equity, L.P., call option expiring 3/15/13 @ $50.00	690	(217)
Enterprise Products Partners L.P., call option expiring 4/19/13 @ $57.50	500	(40)
Global Partners LP, call option expiring 4/19/13 @ $35.00	500	(45)

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2013

(amounts in 000’s, except numbers of option contracts)

(UNAUDITED)

Description	No. of Contracts	Value
MLP (continued)
MarkWest Energy Partners, L.P., call option expiring 3/15/13 @ $55.00	250	$(63)
MarkWest Energy Partners, L.P., call option expiring 4/19/13 @ $55.00	250	(80)
MarkWest Energy Partners, L.P., call option expiring 4/19/13 @ $57.50	950	(114)
NuStar Energy L.P., call option expiring 3/15/13 @ $50.00	500	(75)
ONEOK Partners, L.P., call option expiring 4/19/13 @ $55.00	250	(36)
ONEOK Partners, L.P., call option expiring 4/19/13 @ $60.00	270	(3)
PetroLogistics LP, call option expiring 6/21/13 @ $17.50	2,000	(120)
Western Gas Partners, LP, call option expiring 3/15/13 @ $55.00	400	(23)
Williams Partners L.P., call option expiring 3/15/13 @ $50.00	500	(60)
Williams Partners L.P., call option expiring 4/19/13 @ $50.00	540	(82)

		(1,141)

Marine Transportation & Other
Golar LNG Limited, call option expiring 3/15/13 @ $40.00	500	(15)
Golar LNG Limited, call option expiring 4/19/13 @ $40.00	250	(15)
Golar LNG Partners LP, call option expiring 3/15/13 @ $30.00	300	(15)
Seadrill Limited, call option expiring 3/15/13 @ $40.00	500	(1)
Seadrill Limited, call option expiring 4/19/13 @ $37.00	125	(11)
Seadrill Limited, call option expiring 4/19/13 @ $38.00	125	(5)
Teekay Corporation, call option expiring 4/19/13 @ $32.50	250	(67)
Teekay Corporation, call option expiring 4/19/13 @ $35.00	250	(21)
Teekay Offshore Partners L.P., call option expiring 4/19/13 @ $27.00	60	(8)

		(158)

Midstream & Other Energy
ConocoPhillips, call option expiring 4/19/13 @ $57.50	125	(22)
ConocoPhillips, call option expiring 4/19/13 @ $60.00	125	(8)
HollyFrontier Corporation, call option expiring 4/19/13 @ $54.50	500	(165)
Kinder Morgan, Inc., call option expiring 3/15/13 @ $37.50	1,100	(47)
Marathon Petroleum Corporation, call option expiring 3/15/13 @ $75.00	75	(61)
NiSource Inc., call option expiring 3/15/13 @ $27.00	540	(38)
Occidental Petroleum Corporation, call option expiring 3/15/13 @ $87.50	250	(2)
Occidental Petroleum Corporation, call option expiring 3/15/13 @ $90.00	250	(1)
OGE Energy Corp., call option expiring 3/15/13 @ $60.00	1,100	(14)
ONEOK, Inc., call option expiring 3/15/13 @ $47.50	1,100	(8)
Phillips 66, call option expiring 3/15/13 @ $60.00	100	(36)
Phillips 66, call option expiring 3/15/13 @ $62.50	100	(19)
Spectra Energy Corp., call option expiring 3/15/13 @ $30.00	1,100	(16)
Targa Resources Corp., call option expiring 3/15/13 @ $60.00	25	(4)
Tesoro Corporation, call option expiring 4/19/13 @ $55.00	250	(100)
Tesoro Corporation, call option expiring 4/19/13 @ $60.00	250	(46)
The Southern Company, call option expiring 3/15/13 @ $44.00	540	(72)
The Williams Companies, Inc., call option expiring 4/19/13 @ $34.00	820	(104)
The Williams Companies, Inc., call option expiring 4/19/13 @ $35.00	830	(66)

		(829)

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2013

(amounts in 000’s, except numbers of option contracts)

(UNAUDITED)

Description	No. of Contracts	Value
Coal
CONSOL Energy Inc., call option expiring 3/15/13 @ $35.00	500	$(7)
CONSOL Energy Inc., call option expiring 4/19/13 @ $33.00	1,000	(124)
CONSOL Energy Inc., call option expiring 4/19/13 @ $34.00	300	(26)
Peabody Energy Corporation, call option expiring 3/15/13 @ $25.00	750	(4)
Peabody Energy Corporation, call option expiring 3/15/13 @ $26.00	750	(4)
Peabody Energy Corporation, call option expiring 4/19/13 @ $23.00	250	(19)
Peabody Energy Corporation, call option expiring 4/19/13 @ $24.00	650	(32)
Peabody Energy Corporation, call option expiring 4/19/13 @ $25.00	400	(11)

		(227)

Total United States (Premium Received — $2,437)		(2,355)

Canada
Midstream
Keyera Corp., call option expiring 3/15/13 @ $52.00 (Premium Received — $21)	264	(65)

Total Call Option Contracts Written (Premium Received — $2,458)	(2,420)

Credit Facility	(39,000)
Senior Unsecured Notes	(273,000)
Mandatory Redeemable Preferred Stock at Liquidation Value	(120,000)
Other Liabilities	(24,635)

Total Liabilities	(459,055)
Other Assets	32,754

Total Liabilities in Excess of Other Assets	(426,301)

Net Assets Applicable To Common Stockholders	$957,729

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2013

(amounts in 000’s, except numbers of option contracts)

(UNAUDITED)

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Securities are treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. The Fund had less than 25% of its total assets invested in publicly-traded partnerships at February 28, 2013. It is the Fund’s intention to be treated as a RIC for tax purposes.

(3)	Includes limited liability companies.

(4)	Security or a portion thereof is segregated as collateral on option contracts written.

(5)	The Fund believes that it is an affiliate of Buckeye Partners, L.P., MarkWest Energy Partners, L.P., Plains All American Pipeline, L.P. and PVR Partners, L.P.

(6)	Distributions are paid-in-kind.

(7)	Fair valued security, restricted from public sale.

(8)	Security is convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and is senior to the common units in terms of liquidation preference and priority of distributions. The Class B units pay quarterly cash distributions of $0.21375 per unit and are convertible at any time at the option of the holder. If CPLP increases the quarterly cash distribution per common unit, the distribution per Class B unit will increase by an equal amount. If CPLP does not redeem the Class B units by May 2022, then the distribution increases by 25% per quarter to a maximum of $0.33345 per unit. CPLP may force the Class B units to convert into common units after three years (May 2015) if the common unit price exceeds $11.70 per unit, and the Class B units are callable after five years (May 2017) at a price of $9.27 per unit and after seven years (May 2019) at $9.00 per unit.

(9)	Security is treated as a publicly-traded partnership for RIC qualification purposes.

(10)	Investors of this security have the option to received cash dividends or paid-in-kind dividends. The Fund has elected to receive its dividend in paid-in-kind shares through the entity’s dividend reinvestment program.

(11)	Security is convertible into common shares of the issuer.

(12)	Principal amount is 7,500 Canadian dollars.

(13)	Security is non-income producing.

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At February 28, 2013, the Fund held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units, Principal ($) (in 000s)	Cost Basis	Fair Value	Fair Value per Unit	Percent of Net Assets	Percent of Total Assets
Level 3 Investments(1)
Buckeye Partners, L.P.
Class B Units	(2)	(3)	211	$10,002	$11,239	$53.36	1.2%	0.8%
Capital Product Partners L.P.
Class B Units	5/21/12	(3)	3,333	30,018	30,400	9.12	3.2	2.1

Total				$40,020	$41,639		4.4%	2.9%

Level 2 Investments(4)
Senior Notes
Athabasca Oil Corporation	(2)	(3)	(5)	$7,490	$7,348	n/a	0.8%	0.5%
Aurora Oil & Gas Limited	(2)	(3)	$5,660	5,820	6,084	n/a	0.6	0.4
Foresight Energy LLC	(2)	(6)	9,500	9,457	10,260	n/a	1.1	0.7
Gulfport Energy Corporation	(2)	(3)	5,000	5,058	5,250	n/a	0.5	0.4
Halcón Resources Corporation	(2)	(3)	3,250	3,225	3,510	n/a	0.3	0.3
Halcón Resources Corporation	(2)	(3)	14,500	14,551	16,077	n/a	1.7	1.1
Midstates Petroleum Company, Inc.	(2)	(3)	5,700	5,904	6,256	n/a	0.6	0.4
PDC Energy, Inc.	(2)	(3)	3,500	3,500	3,719	n/a	0.4	0.3
Resolute Energy Corporation	(2)	(3)	11,775	11,891	12,158	n/a	1.3	0.9
Rex Energy Corporation	(2)	(3)	10,000	9,980	10,225	n/a	1.1	0.7

Total				$76,876	$80,887		8.4%	5.7%

Total of all restricted securities				$116,896	$122,526		12.8%	8.6%

(1)	Securities are valued using inputs reflecting the Fund’s own assumptions.

(2)	Security was acquired at various dates during the three months ended February 28, 2013 and/or in prior fiscal years.

(3)	Unregistered or restricted security of a publicly traded company.

(4)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or a syndicate bank, principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

(5)	Principal amount is 7,500 Canadian dollars.

(6)	Unregistered security of a private company.

At February 28, 2013, the cost basis of investments for federal income tax purposes was $1,031,366. At February 28, 2013, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$417,808
Gross unrealized depreciation	(65,144)

Net unrealized appreciation	$352,664

The identified cost basis of federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at February 28, 2013, and the Fund presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$1,236,006	$1,194,367	$—	$41,639
Debt investments	148,024	—	148,024	—

Total assets at fair value	$1,384,030	$1,194,367	$148,024	$41,639

Liabilities at Fair Value
Interest rate swap contract	$11	$—	$11	$—
Call option contracts written	2,420	—	2,420	—

	$2,431	$—	$2,431	$—

For the three months ended February 28, 2013, there were no transfers between Level 1 and Level 2.

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 28, 2013.

Equity Investments
Balance — November 30, 2012	$37,589
Purchases	—
Issuance	214
Transfer out	—
Realized gains (losses)	—
Unrealized gains, net	3,836

Balance — February 28, 2013	$41,639

The $3,836 of unrealized gains presented in the table above relates to investments that are still held at February 28, 2013. The issuance of $214 relates to additional units recieved from Buckeye Partners, L.P. (Class B Units).

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Fund. The following table sets forth the fair value of the Fund’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value as of February 28, 2013
Call options	Call option contracts written	$(2,420)
Interest rate swap contract	Interest rate swap contract	(11)

		$(2,431)

The following tables set forth the effect of the Fund’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Location of Gains/(Losses) on Derivatives Recognized in Income	For the Three Months Ended February 28, 2013
		Net Realized Gains/(Losses) on Derivatives Recognized in Income	Net Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options	Options	$1,466	$137
Interest rate swap contract	Interest rate swap contract	—	(11)

		$1,466	$126

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on February 5, 2013 with a file number 811-21750.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2: Controls and Procedures

(a)  As of a date within 90 days of the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

1.  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

/s/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date: April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date: April 25, 2013

/s/ TERRY A. HART
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date: April 25, 2013